Intangibles - Schedule of Non-Current Assets (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Licensing agreement - Paxalisib [Member]
Schedule of Non-Current Assets [Line Items]
Intangibles	$ 1,086,516	$ 1,086,516